1933 Act Registration No. 33-16905
                                              1940 Act Registration No. 811-5309

    As filed with the Securities and Exchange Commission on November 6, 1997

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                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [x]

                          Pre-Effective Amendment No.     [ ]
                       Post-Effective Amendment No. 32    [x]

                                     and/or

                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                             COMPANY ACT OF 1940          [x]

                                Amendment No. 33

                      FIRST AMERICAN INVESTMENT FUNDS, INC.
               (Exact Name of Registrant as Specified in Charter)

                            OAKS, PENNSYLVANIA 19456
               (Address of Principal Executive Offices) (Zip Code)

                                 (610) 254-1924
              (Registrant's Telephone Number, including Area Code)

                                    DAVID LEE
              C/O SEI INVESTMENTS COMPANY, OAKS, PENNSYLVANIA 19456
                     (Name and Address of Agent for Service)

                                   COPIES TO:
        Kathryn Stanton, Esq.                      Michael J. Radmer, Esq.
       SEI Investments Company                       James D. Alt, Esq.
      Oaks, Pennsylvania 19456                      Dorsey & Whitney LLP
                                                   220 South Sixth Street
                                                 Minneapolis, Minnesota 55402

It is proposed that this filing shall become effective (check appropriate box):

       [ ] immediately upon filing pursuant to paragraph (b) of rule 485
       [x] on November 6, 1997 pursuant to paragraph (b) of rule 485
       [ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
       [ ] on (date) pursuant to paragraph (a)(1) of Rule 485
       [ ] 75 days after filing pursuant to paragraph (a)(2) of Rule 485
       [ ] on (date) pursuant to paragraph (a)(2) of Rule 485

Registrant has registered an indefinite number or amount of securities under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. A Rule 24f-2 Notice was filed with the Securities and Exchange Commission on November 25, 1996.

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Part A, Part B and Part C are incorporated herein by reference to Post-Effective
Amendment No. 31 of this Registration Statement.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement No. 33-16905 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Oaks, Commonwealth of Pennsylvania, on the 5th day of November, 1997.


                                      FIRST AMERICAN INVESTMENT FUNDS, INC.


ATTEST: /s/ Stephen G. Meyer          By  /s/ Kathryn L. Stanton
       -----------------------------    ----------------------------------------
            Stephen G. Meyer                  Kathryn L. Stanton, Vice President

         Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacity and on the dates indicated.

             SIGNATURE                            TITLE                   DATE
             ---------                            -----                   ----

      /s/ Stephen G. Meyer              Controller (Principal              **
-------------------------------         Financial and Accounting
        Stephen G. Meyer                Officer)

              *                         Director                           **
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       Robert J. Dayton

              *                         Director                           **
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      Andrew M. Hunter III

              *                         Director                           **
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      Robert L. Spies

              *                         Director                           **
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      Leonard W. Kedrowski

              *                         Director                           **
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       Joseph D. Strauss

              *                         Director                           **
-------------------------------
      Virginia L. Stringer

                                        Director                           **
-------------------------------
        Roger A. Gibson


* By:  /s/ Kathryn L. Stanton
-------------------------------
       Kathryn L. Stanton
        Attorney in Fact

**  November 5, 1997.